Restructuring (Tables)	12 Months Ended
Apr. 30, 2012
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$105,000	$71,000	$31,000	$26,000	$12,000	$245,000

Balance at May 1, 2009	$—	$—	$—	$—	$—	$—
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	—	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	—	—	—	—	(3,870)

Balance at April 30, 2010	$—	$1,089	$—	$—	$—	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	—	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	—	—	—	(62,109)

Balance at April 30, 2011	$—	$10,198	$—	$—	$—	$10,198
Charge to expense	34,195	20,364	12,963	10,689	2,930	81,141
Cash payments	—	(13,754)	(12,963)	(10,689)	(2,930)	(40,336)
Noncash utilization	(34,195)	(8,030)	—	—	—	(42,225)

Balance at April 30, 2012	$—	$8,778	$—	$—	$—	$8,778

Remaining expected restructuring charge	$13,366	$13,487	$11,438	$10,101	$7,799	$56,191